CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT) (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2013 USD ($)
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (DEFICIT)
Issuance of common shares upon IPO, offering costs	$ 9,883